UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07377

Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	November 30,

Date of reporting period:	August 31, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments • August 31, 2018 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.4%)
	Biotechnology (1.4%)
53,599	Alnylam Pharmaceuticals, Inc. (a)	$6,574,989
7,643	Bluebird Bio, Inc. (a)	1,286,317
49,412	Editas Medicine, Inc. (a)	1,622,196
64,925	Intellia Therapeutics, Inc. (a)	2,008,130
108,720	Intrexon Corp. (a)(b)	1,672,114
		13,163,746

	Health Care Equipment & Supplies (8.4%)
229,455	DexCom, Inc. (a)	33,128,713
80,505	Intuitive Surgical, Inc. (a)	45,082,800
		78,211,513

	Health Care Providers & Services (5.0%)
493,667	HealthEquity, Inc. (a)	46,508,368

	Health Care Technology (9.6%)
224,776	athenahealth, Inc. (a)	34,593,026
521,532	Veeva Systems, Inc., Class A (a)	54,427,080
		89,020,106

	Hotels, Restaurants & Leisure (4.1%)
713,525	Starbucks Corp.	38,137,911

	Internet & Direct Marketing Retail (12.3%)
44,274	Amazon.com, Inc. (a)	89,110,723
568,364	Overstock.com, Inc. (a)(b)	16,596,229
171,953	TripAdvisor, Inc. (a)	9,338,767
		115,045,719

	Internet Software & Services (22.8%)
44,767	Alibaba Group Holding Ltd. ADR (a)	7,834,673
18,316	Alphabet, Inc., Class C (a)	22,312,368
638,463	Coupa Software, Inc. (a)	45,784,182
145,125	Facebook, Inc., Class A (a)	25,502,816
41,464	MercadoLibre, Inc.	14,197,688
175,757	Spotify Technology SA (a)	33,309,467
162,700	Tencent Holdings Ltd. (c)	7,048,001
1,296,311	Twitter, Inc. (a)	45,604,221
222,682	Zillow Group, Inc., Class C (a)	10,833,479
		212,426,895

	Life Sciences Tools & Services (5.7%)
148,410	Illumina, Inc. (a)	52,660,321

	Pharmaceuticals (0.1%)
15,972	Nektar Therapeutics (a)	1,061,978

	Road & Rail (4.9%)
300,752	Union Pacific Corp.	45,299,266

	Software (19.1%)
534,063	Activision Blizzard, Inc.	38,505,942
295,020	salesforce.com, Inc. (a)	45,043,654
215,938	ServiceNow, Inc. (a)	42,401,586
600,488	Snap, Inc., Class A (a)	6,545,319
297,236	Workday, Inc., Class A (a)	45,934,851
		178,431,352
	Total Common Stocks (Cost $636,404,180)	869,967,175

	Preferred Stocks (2.2%)
	Electronic Equipment, Instruments & Components (0.2%)
82,075	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost - $1,890,434; acquired 12/22/15)	2,216,025

	Internet & Direct Marketing Retail (1.0%)
58,155	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $2,367,666; acquired 04/16/14)	6,106,275
77,181	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost - $3,764,289; acquired 12/03/15)	3,392,105
		9,498,380
	Life Sciences Tools & Services (1.0%)
901,243	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,947,065; acquired 12/19/14)	9,030,455

	Software (0.0%)
197,427	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $2,255,228; acquired 06/17/14)	375,111
	Total Preferred Stocks (Cost $13,224,682)	21,119,971

NUMBER OF SHARES (000)
Short-Term Investments (10.2%)
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.5%)
13,989	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	13,989,054

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.4%)
$1,297	Barclays Capital, Inc. (1.95%, dated 08/31/18, due 09/04/18; proceeds $1,297,653; fully collateralized by a U.S. Government obligation; 0.13% due 04/15/20; valued at $1,323,320)	1,297,372
1,128	HSBC Securities USA, Inc. (1.95%, dated 08/31/18, due 09/04/18; proceeds $1,128,394; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 01/03/19 - 05/31/23; valued at $1,150,716)	1,128,149
1,128	Merrill Lynch & Co., Inc. (1.95%, dated 08/31/18, due 09/04/18; proceeds $1,128,394; fully collateralized by a U.S. Government obligation; 1.63% due 05/15/26; valued at $1,150,718)	1,128,150
		3,553,671
	Total Securities held as Collateral on Loaned Securities (Cost $17,542,725)	17,542,725

NUMBER OF SHARES (000)
	Investment Company (8.3%)
77,028	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $77,028,280)		77,028,280
	Total Short-Term Investments (Cost $94,571,005)		94,571,005
	Total Investments Excluding Purchased Options (Cost $744,199,867)	105.8%	985,658,151
	Total Purchased Options Outstanding (Cost $1,614,385)	0.1%	1,030,674
	Total Investments (Cost $745,814,252) (h)(i)	105.9%	986,688,825
	Liabilities in Excess of Other Assets	(5.9)	(54,968,159)
	Net Assets	100.0%	$931,720,666

ADR	American Depositary Receipt.
(a)	Non-income producing security.

(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at August 31, 2018, were $17,355,604 and $17,552,005 respectively. The Fund received cash collateral of $17,542,725, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At August 31, 2018, there was uninvested cash of $9,280 which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2018 amounts to $21,119,971 and represents 2.2% of net assets.

(f)

At August 31, 2018, the Fund held fair valued securities valued at $21,119,971, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended August 31, 2018, advisory fees paid were reduced by $42,771 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended August 31, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At August 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $263,938,234 and the aggregate gross unrealized depreciation is $23,063,661, resulting in net unrealized appreciation of $240,874,573.

Call Options Purchased:
The Fund had the following call options purchased open at August 31, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	107,980,727	107,981	$524,031	$468,637	$55,394
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	100,778,319	100,778	19,954	417,222	(397,268)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	149,520,469	149,520	486,689	728,526	(241,837)
							$1,030,674	$1,614,385	$(583,711)

Currency Abbreviations:

CNH	Chinese Yuan Renminbi Offshore.
USD	United States Dollar.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$212,426,895		21.9%
Software	178,806,463		18.4
Internet & Direct Marketing Retail	124,544,099		12.9
Health Care Technology	89,020,106		9.2
Health Care Equipment & Supplies	78,211,513		8.1
Investment Company	77,028,280		7.9
Life Sciences Tools & Services	61,690,776		6.4
Health Care Providers & Services	46,508,368		4.8
Road & Rail	45,299,266		4.7
Hotels, Restaurants & Leisure	38,137,911		3.9
Biotechnology	13,163,746		1.4
Electronic Equipment, Instruments & Components	2,216,025		0.2
Pharmaceuticals	1,061,978		0.1
Purchased Options	1,030,674		0.1
	$969,146,100	+	100.0%

+          Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments • August 31, 2018 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed  (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Biotechnology	$13,163,746	$—	$—	$13,163,746
Health Care Equipment & Supplies	78,211,513	—	—	78,211,513
Health Care Providers & Services	46,508,368	—	—	46,508,368
Health Care Technology	89,020,106	—	—	89,020,106
Hotels, Restaurants & Leisure	38,137,911	—	—	38,137,911
Internet & Direct Marketing Retail	115,045,719	—	—	115,045,719
Internet Software & Services	212,426,895	—	—	212,426,895
Life Sciences Tools & Services	52,660,321	—	—	52,660,321
Pharmaceuticals	1,061,978	—	—	1,061,978
Road & Rail	45,299,266	—	—	45,299,266
Software	178,431,352	—	—	178,431,352
Total Common Stocks	869,967,175	—	—	869,967,175
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	2,216,025	2,216,025
Internet & Direct Marketing Retail	—	—	9,498,380	9,498,380
Life Sciences Tools & Services	—	—	9,030,455	9,030,455
Software	—	—	375,111	375,111
Total Preferred Stocks	—	—	21,119,971	21,119,971
Call Options Purchased	—	1,030,674	—	1,030,674
Short-Term Investments
Investment Company	91,017,334	—	—	91,017,334
Repurchase Agreements	—	3,553,671	—	3,553,671
Total Short-Term Investments	91,017,334	3,553,671	—	94,571,005
Total Assets	$960,984,509	$4,584,345	$21,119,971	$986,688,825

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of August 31, 2018, securities with a total value of $7,048,001 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at November 30, 2017 were valued using unadjusted quoted prices at August 31, 2018. At August 31, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Beginning Balance	$16,531,819
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	4,588,152
Realized gains (losses)	—
Ending Balance	$21,119,971

Net change in unrealized appreciation (depreciation) from investments still held as of August 31, 2018	$4,588,152

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at August 31, 2018	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input

Electronic Equipment, Instruments & Components
Preferred Stock	$2,216,025	Market Transaction Method	Precedent Transaction	$27.00		$27.00		$27.00		Increase

Internet & Direct Marketing Retail
Preferred Stocks	$6,106,275	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.1	x	10.9	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$3,392,105	Market Transaction Method	Pending Transaction	$48.77		$48.77		$48.77		Increase
			Precedent Transaction	$40.00		$40.00		$40.00		Decrease

Life Sciences Tools & Services
Preferred Stock	$9,030,455	Market Transaction Method	Precedent Transaction	$9.57		$9.57		$9.57		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.4	x	12.9	x	4.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stock	$375,111	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%		19.5%		18.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.7	x	7.0	x	4.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
October 16, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 16, 2018